Non-current financial debt	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debt
(USD millions)	2020	2019

Straight bonds	28 298	22 167

Liabilities to banks and other financial institutions [1]	233	188

Total, including current portion of non-current financial debt	28 531	22 355

Less current portion of non-current financial debt	– 2 272	– 2 002

Total non-current financial debt	26 259	20 353

[1] Average interest rate 0.3% (2019: 0.2%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Group is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 79% at December 31, 2020, and 82% at December 31, 2019.
The average interest rate on total financial debt in 2020 was 2.0% (2019: 2.4%).
Note 29 contains a maturity table of the Group’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Nominal amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2020 (USD millions)	2019 (USD millions)

4.400%	USD	1 000	2010	2020	Novartis Capital Corporation, New York, United States	99.237%		1 000

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%	1 497	1 495

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	490	489

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 142	2 139

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 826	1 825

0.750%	EUR	600	2014	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.134%	737	670

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	735	670

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	568	517

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	625	568

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	369	336

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 737	1 735

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 220	1 219

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 530	1 392

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	607	553

1.800%	USD	1 000	2017	2020	Novartis Capital Corporation, New York, United States	99.609%		1 000

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%	998	996

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	992	990

0.000%	EUR	1 250	2017	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.133%	1 536	1 396

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	735	670

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%	919	837

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	920	838

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	913	832

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%	996

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 245

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 493

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 213

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	2 255

Total straight bonds							28 298	22 167

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2020, there is no indication that these 2025 Patient Access Targets will not be met.

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2020	2019

2020		2 002

2021	2 272	2 067

2022	2 631	2 583

2023	2 546	2 321

2024	2 142	2 139

2025	3 302	2 252

After 2025	15 638	8 991

Total	28 531	22 355

Breakdown by currency:
(USD millions)	2020	2019

US dollar (USD)	15 848	12 889

Euro (EUR)	10 888	7 861

Japanese yen (JPY)	194	184

Swiss franc (CHF)	1 563	1 421

Others	38

Total	28 531	22 355

The following table shows the comparison of balance sheet and fair value of total non-current financial debt, including current portion:
(USD millions)	2020 Balance sheet	2020 Fair values	2019 Balance sheet	2019 Fair values

Straight bonds	28 298	31 359	22 167	23 701

Others	233	233	188	188

Total	28 531	31 592	22 355	23 889

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.